Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,887,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,193.99
Total Offset Amount	0.00
Net Fee	2,193.99
Narrative - Max Aggregate Offering Price	$ 15,887,000.00
Final Prospectus	true